NOTE 4 - WARRANTS (Tables)	3 Months Ended
Jun. 30, 2013
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
		Weighted Average
	Number of Warrants	Exercise Price
Balance, December 31, 2011 (audited)	1,580,000	$0.50
Granted	-	-
Cancelled	-	-
Exercised	-	-
Balance, December 31, 2012 (audited) and June 30, 2013 (unaudited)	1,580,000	$0.50